SHARE-BASED COMPENSATION (Summary of Stock Option Activity) (Details)	12 Months Ended
	Dec. 31, 2017 $ / shares shares
Number of options
Options outstanding as of end of period	707,405
Options exercisable as of end of period	707,405
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Number of options
Options outstanding as of beginning of period	992,000	[1]
Granted	323,028
Forfeited	(52,656)
Options outstanding as of end of period	1,262,372
Options vested and expected to vest as of end of period	1,258,877
Options exercisable as of end of period	1,085,405
Weighted average exercise price
Options outstanding as of beginning of period | $ / shares	$ 0.16	[1]
Granted | $ / shares	1.35
Forfeited | $ / shares	1.35
Options outstanding as of end of period | $ / shares	1.35
Options vested and expected to vest as of end of period | $ / shares	1.35
Options exercisable as of end of period | $ / shares	$ 1.35
CDTV Holding [Member]
Number of options
Options outstanding as of beginning of period	3,930,974	[2]
Exercised	(3,223,569)
Options outstanding as of end of period	707,405
Options exercisable as of end of period	707,405
Weighted average exercise price
Options outstanding as of beginning of period | $ / shares	$ 1.41	[2]
Exercised | $ / shares	0.56
Options outstanding as of end of period | $ / shares	1.02
Options exercisable as of end of period | $ / shares	$ 1.02

[1]	The per share exercise price of all options outstanding was modified from RMB1 to RMB9.259. The weighted average exercise price as of January 1, 2017 was the exercise price prior to such modification.
[2]	The Company declared a special cash dividend of $1.5 per share on April 19, 2017. The per share exercise price of all options outstanding was reduced by $1.5, provided that the per share exercise price after adjustment shall not be less than $0.01. The weighted average exercise price as of January 1, 2017 and exercise price of 1,332,667 options exercised in the year ended December 31, 2017 was the exercise price prior to such reduction.